General information	12 Months Ended
Sep. 30, 2022
General Information [Abstract]
General information
1. General information
SIGNA Sports United Group (hereinafter also referred to as “the Company” or “the Group”), comprises the parent company SIGNA Sports United N.V. (“SSU N.V.”), Berlin, Germany, and its direct and indirect subsidiaries. The Company is registered in the Commercial Register of the Chamber of Commerce (Kamer van Koophandel) in the Netherlands under number 82838194 with its registered office in Berlin. The address of the registered office of the Company is Kantstraße 164, Upper West, 10623 Berlin, Germany. SIGNA Sports United Group is a leading e-commerce platform for various sporting goods brands in continental Europe. Its business activities focus on the Tennis, Bike, Outdoor and Teamsport sectors. The Group markets its products mainly via various online platforms as well as through individual physical stores where customers are offered various sports and lifestyle products.
Prior to December 14, 2021, SIGNA Sports United N.V. was a shell company with no active trade or business or subsidiaries and all relevant assets and liabilities as well as income and expenses were borne by SIGNA Sports United GmbH. Therefore, the comparable consolidated financial statements represent the consolidated financial statements of Signa Sports United GmbH (“SSU GmbH”) for all periods prior to December 14, 2021. For further details, see Note 3.